UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-04919
                 ----------------------------------------------

                                UBS Series Trust
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Mark F. Kemper, Esq.
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401

        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2005

ITEM 1.  REPORTS TO STOCKHOLDERS.



[LOGO OMITTED] UBS Global Asset
                   Management




UBS SERIES TRUST
U.S. ALLOCATION PORTFOLIO
SEMIANNUAL REPORT
JUNE 30, 2005

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

August 15, 2005

DEAR CONTRACT OWNER,

We present you with the semiannual report for UBS Series Trust -- U.S. Allocation Portfolio for the six months ended June 30, 2005.

PERFORMANCE

During the six months ended June 30, 2005, the Portfolio's Class H shares returned 1.60%. Over the same timeframe, the Portfolio's benchmark, the U.S. Allocation Fund Index (the "Index"),* returned 0.85%. (For returns over various time periods, please refer to "Performance at a Glance" on page 5.)

AN INTERVIEW WITH LEAD PORTFOLIO MANAGER BRIAN SINGER

Q. IT HAS BEEN ROUGHLY A YEAR SINCE THE PORTFOLIO CHANGED ITS STRATEGY. WOULD YOU RECAP THE REASONS FOR THE CHANGES AND THE IMPACT ON THE PORTFOLIO?

A. We now actively manage the Portfolio, strategically allocating and rebalancing fund assets between stocks and bonds, instead of using the quantitative Tactical Allocation Model, which was the driving force behind the Portfolio prior to these changes. In addition, a team of portfolio managers and analysts, led by one individual, now oversees the Portfolio, which is more in line with UBS Global Asset Management's approach to investment management. These changes have allowed us to better leverage the experience of our management team and the extensive research it produces, as well as our time-tested, proprietary risk management systems. The Portfolio's contract owners have benefited from our disciplined application of the price to intrinsic value approach to determining valuations and return expectations for various asset classes, sectors, and securities, as the Portfolio's Class H shares have outperformed the U.S. Allocation Fund Index by 0.75% during the past six months. The bulk of this outperformance came from individual security selection.

*   An unmanaged index compiled by the Advisor, constructed as follows:
    65% Russell 3000 Index (representing all capitalization stocks), 30% Lehman Brothers US Aggregate Bond Index (representing US investment grade fixed income securities) and 5% Merrill Lynch U.S. High Yield Cash Pay Constrained Index (representing US high yield securities).

================================================================================

UBS SERIES TRUST--U.S. ALLOCATION PORTFOLIO

INVESTMENT GOAL:

Total return, consisting of long-term capital appreciation and current income.

PORTFOLIO MANAGERS:

Portfolio Management Team, including Brian Singer UBS Global Asset Management
(US) Inc.

COMMENCEMENT:

Class H--September 28, 1998
Class I--January 5, 1999


DIVIDEND PAYMENTS:

Annually

================================================================================

--------------------------------------------------------------------------------

UBS SERIES TRUST--U.S. ALLOCATION PORTFOLIO

Q.  HOW WOULD YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE REPORTING PERIOD?

A. The US economy faced a number of challenges during the reporting period, including high oil prices, rising short term interest rates, a mixed job market and challenging geopolitical events. Despite these issues, the US economy proved to be surprisingly resilient. Following a solid 3.8% gain in the fourth quarter of 2004, gross domestic product (GDP) growth remained at 3.8% in the first quarter of 2005. Advance estimates for second quarter GDP growth were 3.4%, a slight decline.

Q. HOW DID THE FEDERAL RESERVE BOARD (THE "FED") REACT IN THIS ECONOMIC ENVIRONMENT?

A. As expected, the Fed continued to raise interest rates in an attempt to temper growth and ward off a potential increase in inflation. After five rate hikes from June 2004 through December 2004, the Fed again increased the federal funds rate four additional times during the reporting period. The Fed's nine rate hikes have driven the federal funds rate from 1.00% to 3.25%.

    Coinciding with its last rate hike in June 2005, the Federal Open Market Committee (FOMC) comments read, "Although energy prices have risen further, the expansion remains firm and labor market conditions continue to improve gradually. Pressures on inflation have stayed elevated, but longer-term inflation expectations remain well contained." The FOMC statement also indicated it expected to continue raising rates at a "measured" pace, which it did by raising rates another 0.25% to 3.50% on August 9, after the period closed.

Q: HOW DID YOU ALLOCATE THE PORTFOLIO OVER THE REPORTING PERIOD? A: As the reporting period began, 68% of the Portfolio was held in stocks versus a 65% stock allocation to the U.S. Allocation Fund Index. This was consistent with our estimates of intrinsic value and our belief that economic conditions were favorable for equities. At the same time, our analysis indicated that investment grade bonds were somewhat overvalued, and high yield bonds were very overvalued. As a result, we held 30% of the Portfolio in investment grade securities and 2% in high yield bonds as a percentage of net assets. This compared with a 30% and 5% weight for the Index in investment grade securities and high yield bonds, respectively.

    In early May 2005, we slightly adjusted the Portfolio's bond exposure by lowering its investment grade allocation from 30% to 29%, and we used the proceeds to increase its high yield exposure from 2% to 3%. Given the
--------------------------------------------------------------------------------
2

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

    presumed "soft patch" in the economy and expectations for credit downgrades of General Motors and Ford, the high yield market had experienced a period of weakness. We felt this presented us with an opportunity to increase the Portfolio's high yield exposure when the sector appeared relatively more attractive than investment grade bonds. A final shift in the Portfolio occurred in June, as we lowered both its stock and investment grade allocations, and the proceeds were used to purchase short-term money market instruments, or cash. According to our valuation models, equities were trading at intrinsic value, while investment grade bonds substantially increased the degree to which they were overvalued. Given this dynamic, we no longer felt it appropriate to hold an overweighted position to equities relative to the Index, while a further underweight to investment grade fixed income was warranted. At the end of the reporting period, 64% of the Portfolio was allocated to stocks, 25% to investment grade securities, 2% to high yield bonds and 9% to cash.*














 * As a percentage of net assets.
--------------------------------------------------------------------------------

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

We thank you for your continued support and welcome any comments or questions you may have. For more information on the UBS family of funds*, including more current performance, please contact your financial advisor, or visit us at www.ubs.com/globalam-us.


/s/ W. DOUGLAS BECK
-------------------
W. DOUGLAS BECK, CFA
PRESIDENT
UBS Series Trust--U.S. Allocation Portfolio
EXECUTIVE DIRECTOR
UBS Global Asset Management (US) Inc.



/s/ BRIAN SINGER
----------------
BRIAN SINGER
LEAD PORTFOLIO MANAGER
UBS Series Trust--U.S. Allocation Portfolio
REGIONAL CHIEF INVESTMENT OFFICER
UBS Global Asset Management (US) Inc.

This letter is intended to assist shareholders in understanding how the Portfolio performed during the six months ended June 30, 2005. The views and opinions in the letter were current as of August 15, 2005. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund's future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. You should read it carefully and consider a fund's investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.









--------------------------------------------------------------------------------
4

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO



PERFORMANCE AT A GLANCE (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 6/30/05
                                                                       SINCE
                              6 MONTHS  1 YEAR   3 YEARS   5 YEARS  INCEPTION(o)
--------------------------------------------------------------------------------
Class H                         1.60%   10.43%     8.65%    (1.07)%     5.24%
--------------------------------------------------------------------------------
Class I                         1.48%   10.15%     8.36%    (1.32)%     1.69%
--------------------------------------------------------------------------------
S&P 500 Index                  (0.81)%   6.32%     8.28%    (2.37)%     3.45%
--------------------------------------------------------------------------------
UBS US Allocation Fund Index*   0.85%    7.92%     8.60%    (2.20)%     3.58%
--------------------------------------------------------------------------------

o Since inception returns for the Portfolio are calculated as of the commencement of issuance on September 28, 1998 for Class H shares and January 5, 1999 for Class I shares. Since inception returns for S&P 500 Index and UBS US Allocation Fund Index are calculated as of September 28, 1998, which is the inception date of the oldest share Class (Class H).

* An unmanaged index compiled by the Advisor, constructed as follows: 65% Russell 3000 Index; 30% Lehman U.S. Aggregate Bond Index and 5% Merrill Lynch High Yield Cash Pay Index.

The investment return and the principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns for periods of less than one year are not annualized. Past performance is no guarantee of future performance. Figures assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend dates. Performance relates to the Portfolio and does not reflect separate account charges applicable to variable annuity contracts. Current performance may be different.







--------------------------------------------------------------------------------

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO



EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the Portfolio, you incur ongoing costs, including management fees, distribution fees (if applicable) and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2005 to June 30, 2005. ACTUAL EXPENSES The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each class of shares under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return for each class of shares. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs (as applicable), such as contract level charges that may be applicable to variable annuity contracts. Therefore, the second line in the table for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                             Beginning           Ending         Expenses Paid
                           Account Value     Account Value      During Period*
                           January 1, 2005    June 30, 2005  01/01/05 - 06/30/05
--------------------------------------------------------------------------------
Class H    Actual             $1,000.00        $1,016.00            $4.10
--------------------------------------------------------------------------------
           Hypothetical
           (5% annual return
           before expenses)    1,000.00         1,020.73             4.11
--------------------------------------------------------------------------------
Class I    Actual              1,000.00         1,014.80             5.35
--------------------------------------------------------------------------------
           Hypothetical
           (5% annual return
           before expenses)    1,000.00         1,019.49             5.36
--------------------------------------------------------------------------------
*  Expenses are equal to the Portfolio's annualized expense ratios: Class H:
   0.82% and Class I: 1.07%, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).
--------------------------------------------------------------------------------
6

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

CHARACTERISTICS           6/30/05                         12/31/04                             6/30/04
------------------------------------------------------------------------------------------------------
Net Assets (mm)            $70.1                            $75.7                              $76.3
------------------------------------------------------------------------------------------------------
Number of Securities        183                              179                                190
------------------------------------------------------------------------------------------------------

PORTFOLIO
COMPOSITION*              6/30/05                         12/31/04                             6/30/04
------------------------------------------------------------------------------------------------------
Common Stocks
  and Warrants              59.6%                           62.1%                               62.0%
------------------------------------------------------------------------------------------------------
Bonds                      24.9                             25.9                                27.8
------------------------------------------------------------------------------------------------------
Investment Companies        7.0                              7.6                                6.9
------------------------------------------------------------------------------------------------------
Cash Equivalents and
  Other Assets Less
  Liabilities               8.5                              4.4                                3.3
------------------------------------------------------------------------------------------------------
Total                      100.0%                           100.0%                             100.0%
------------------------------------------------------------------------------------------------------

TOP FIVE EQUITY
SECTORS*                  6/30/05                         12/31/04                             6/30/04
------------------------------------------------------------------------------------------------------
Financials                 15.6%                            21.1%                              22.0%
------------------------------------------------------------------------------------------------------
Health Care                11.0                             12.4                               12.0
------------------------------------------------------------------------------------------------------
Consumer Discretionary      7.2                              9.4                                8.1
------------------------------------------------------------------------------------------------------
Information Technology      6.6                              4.5                                4.3
------------------------------------------------------------------------------------------------------
Industrials                 6.0                              7.1                                8.9
------------------------------------------------------------------------------------------------------
Total                      46.4%                            54.5%                              55.3%
------------------------------------------------------------------------------------------------------

TOP TEN EQUITY
SECURITIES*               6/30/05                          12/31/04                            6/30/04
------------------------------------------------------------------------------------------------------
Citigroup                    2.7%    Citigroup               2.7%   Citigroup                    2.8%
------------------------------------------------------------------------------------------------------
Nextel Communications        2.1     Johnson & Johnson       2.5    Nextel Communications        2.6
------------------------------------------------------------------------------------------------------
Johnson & Johnson            2.0     Nextel Communications   2.2    Microsoft                    2.2
------------------------------------------------------------------------------------------------------
Wells Fargo                  1.9     Wells Fargo             2.1    Allergan                     2.1
                                     Burlington Northern
------------------------------------------------------------------------------------------------------
Microsoft                    1.9       Santa Fe              2.1    Wells Fargo                  2.1
------------------------------------------------------------------------------------------------------
UnitedHealth Group           1.9     Morgan Stanley          2.0    Burlington Northern          1.9
                                                                      Santa Fe
------------------------------------------------------------------------------------------------------
Morgan Stanley               1.7     Allergan                1.8    Morgan Stanley               1.7
------------------------------------------------------------------------------------------------------
Exelon                       1.6     Exxon Mobil             1.8    UnitedHealth Group           1.7
------------------------------------------------------------------------------------------------------
J.P. Morgan                  1.4     Microsoft               1.8    Illinois Tool Works          1.7
------------------------------------------------------------------------------------------------------
Federal Home Loan                    Federal Home Loan       1.7
  Mortgage                   1.4       Mortgage                     Exxon Mobil                  1.6
------------------------------------------------------------------------------------------------------
Total                       18.6%                           20.7%                               20.4%
------------------------------------------------------------------------------------------------------

* Weightings represent percentages of net assets.









--------------------------------------------------------------------------------

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

PORTFOLIO STATISTICS (CONCLUDED)(UNAUDITED)

FIXED INCOME
SECTOR ALLOCATION*      6/30/05                         12/31/04                         6/30/04
--------------------------------------------------------------------------------------------------
Mortgage & Agency
  Debt Securities        12.0%                            12.0%                           13.3%
--------------------------------------------------------------------------------------------------
Corporate Bonds           4.9                              5.0                             5.6
--------------------------------------------------------------------------------------------------
U.S. Government
  Obligations             3.7                              4.3                             5.6
--------------------------------------------------------------------------------------------------
Commercial
  Mortgage-Backed
  Securities              2.4                              2.4                             1.8
--------------------------------------------------------------------------------------------------
Asset-Backed
  Securities              1.7                              2.1                             1.3
--------------------------------------------------------------------------------------------------
International
  Government
  Obligations             0.2                              0.1                             0.2
--------------------------------------------------------------------------------------------------
Total                    24.9%                            25.9%                           27.8%
--------------------------------------------------------------------------------------------------
TOP TEN FIXED
INCOME SECURITIES*      6/30/05                         12/31/04                           6/30/04
--------------------------------------------------------------------------------------------------
GNMA                           GNMA                               U.S. Treasury
  Certificates, 6.500%           Certificates, 6.500%                 Notes, 3.375%
  due 06/15/29            1.8%   due 06/15/29             2.0%        due 12/15/08          3.2%
--------------------------------------------------------------------------------------------------
FNMA                           FNMA                               GNMA
  Certificates, 5.500%           Certificates, 5.500%               Certificates, 6.500%
  due 10/01/33            1.8    due 10/01/33             1.8       due 06/15/29            2.4
--------------------------------------------------------------------------------------------------
FNMA                           U.S. Treasury                      FHLMC
  Certificates, 6.500%           Bonds, 4.000%                      Certificates, 5.125%
  due 12/01/29            1.3    due 02/15/14             1.6       due 07/15/12            2.1
--------------------------------------------------------------------------------------------------
FHLMC                          FHLMC                              FNMA
  Certificates, 5.000%           Certificates, 5.125%               Certificates, 5.500%
  due 01/30/14            1.2    due 07/15/12             1.6       due 10/01/33            1.9
--------------------------------------------------------------------------------------------------
GNMA                           FNMA                               U.S. Treasury
  Certificates, 6.000%           Certificates, 6.500%               Notes, 4.250%
  due 07/15/29            1.0    due 07/15/12             1.5       due 08/15/13            1.3
--------------------------------------------------------------------------------------------------
U.S. Treasury
  Inflation Index              U.S. Treasury                      GNMA
  Notes, 2.000%                  Notes, 2.750%                      Certificates, 6.000%
  due 01/15/14            0.9    due 07/31/06             1.2       due 07/15/29            1.2
--------------------------------------------------------------------------------------------------
FHLMC                          FHLMC                              FHLMC
  Certificates, 5.625%           Certificates, 5.000%               Certificates, 5.000%
  due 03/15/11            0.9    due 01/30/14             1.1       due 01/30/14            1.0
--------------------------------------------------------------------------------------------------
U.S. Treasury                  GNMA                               FHLMC
  Notes, 3.750%                  Certificates, 6.000%               Certificates, 4.500%,
  due 03/31/07            0.9    due 07/15/29             1.1       maturity to be assigned 1.0
--------------------------------------------------------------------------------------------------
FHLMC                          WFS Financial Owner                FNMA
  Certificates, 5.125%           Trust, 4.500%                      REMIC, 6.000%
  due 07/15/12            0.9    due 02/20/10             0.7       due 04/25/30            0.7
--------------------------------------------------------------------------------------------------
WFS Financial Owner            U.S. Treasury                      WFS Financial Owner
  Trust, 4.500%                  Notes, 2.500%                      Trust, 4.500%
  due 02/20/10            0.6    due 09/30/06             0.7       due 02/20/10            0.7
--------------------------------------------------------------------------------------------------
Total                    11.3%                           13.3%                             15.5%
--------------------------------------------------------------------------------------------------





* Weightings represent percentages of net assets.
--------------------------------------------------------------------------------
8

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
COMMON STOCKS - 59.57%

                           NUMBER OF
SECURITY DESCRIPTION        SHARES           VALUE
-----------------------------------------------------
AEROSPACE & DEFENSE - 1.69%

Lockheed Martin Corp.       10,300           $668,161
-----------------------------------------------------
Northrop Grumman Corp.       9,300            513,825
-----------------------------------------------------
                                            1,181,986
-----------------------------------------------------
AIR FREIGHT & COURIERS - 0.38%

FedEx Corp.                  3,300            267,333
-----------------------------------------------------
AUTO COMPONENTS - 0.74%

BorgWarner, Inc.               700             37,569
-----------------------------------------------------
Johnson Controls, Inc. (1)   8,600            484,438
-----------------------------------------------------
                                              522,007
-----------------------------------------------------
BANKS - 4.58%

Fifth Third Bancorp (1)     12,500            515,125
-----------------------------------------------------
Mellon Financial Corp.      28,100            806,189
-----------------------------------------------------
PNC Financial Services
  Group                      9,700            528,262
-----------------------------------------------------
Wells Fargo & Co.           22,100          1,360,918
-----------------------------------------------------
                                            3,210,494
-----------------------------------------------------
BIOTECHNOLOGY - 1.01%

Genzyme Corp.*              10,900            654,981
-----------------------------------------------------
Millennium
  Pharmaceuticals, Inc.*     6,000             55,620
-----------------------------------------------------
                                              710,601
-----------------------------------------------------
BUILDING PRODUCTS - 1.36%
Masco Corp. (1)             30,100            955,976
-----------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES - 0.55%

Cendant Corp.               17,200            384,764
-----------------------------------------------------
COMPUTERS & PERIPHERALS - 0.80%

Hewlett-Packard Co.         23,800            559,538
-----------------------------------------------------
CONSTRUCTION MATERIALS - 1.06%

Martin Marietta
  Materials, Inc.           10,800            746,496
-----------------------------------------------------
DIVERSIFIED FINANCIALS - 7.19%

Citigroup, Inc.             40,500          1,872,315
-----------------------------------------------------
Federal Home Loan
  Mortgage Corp. (1)        15,100            984,973
-----------------------------------------------------
J.P. Morgan Chase & Co.     28,100            992,492
-----------------------------------------------------
Morgan Stanley              22,700          1,191,069
-----------------------------------------------------
                                            5,040,849
-----------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.75%

SBC Communications, Inc.    22,300         $  529,625
-----------------------------------------------------
ELECTRIC UTILITIES - 3.49%

American Electric Power
  Co., Inc.                 11,200            412,944
-----------------------------------------------------
Exelon Corp.                21,500          1,103,595
-----------------------------------------------------
FirstEnergy Corp.           15,100            726,461
-----------------------------------------------------
Pepco Holdings, Inc.         8,700            208,278
-----------------------------------------------------
                                            2,451,278
-----------------------------------------------------
ELECTRONIC EQUIPMENT &  INSTRUMENTS - 0.77%

Mettler-Toledo
  International, Inc.*       9,400            437,852
-----------------------------------------------------
Waters Corp.*                2,700            100,359
-----------------------------------------------------
                                              538,211
-----------------------------------------------------
ENERGY EQUIPMENT & SERVICES - 0.33%

Baker Hughes, Inc.           4,500            230,220
-----------------------------------------------------
FOOD & DRUG RETAILING - 1.91%

Albertson's, Inc. (1)       30,500            630,740
-----------------------------------------------------
Kroger Co.*                 31,800            605,154
-----------------------------------------------------
7-Eleven, Inc.*              3,400            102,816
-----------------------------------------------------
                                            1,338,710
-----------------------------------------------------
GAS UTILITIES - 1.02%

NiSource, Inc.              11,100            274,503
-----------------------------------------------------
Sempra Energy               10,600            437,886
-----------------------------------------------------
                                              712,389
-----------------------------------------------------
HEALTH CARE EQUIPMENT &  SUPPLIES - 0.42%

Medtronic, Inc.              5,700            295,203
-----------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES - 2.22%

Caremark Rx, Inc.*           5,300            235,956
-----------------------------------------------------
UnitedHealth Group, Inc.    25,300          1,319,142
-----------------------------------------------------
                                            1,555,098
-----------------------------------------------------
HOTELS, RESTAURANTS & LEISURE - 0.50%

Carnival Corp.               6,400            349,120
-----------------------------------------------------
HOUSEHOLD PRODUCTS - 0.79%

Kimberly Clark Corp.         8,800            550,792
-----------------------------------------------------


--------------------------------------------------------------------------------

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
COMMON STOCKS - (CONCLUDED)

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
COMMON STOCKS - 59.57%

                           NUMBER OF
SECURITY DESCRIPTION        SHARES           VALUE
-----------------------------------------------------
INSURANCE - 3.82%

AFLAC, Inc.                  8,400         $  363,552
-----------------------------------------------------
Allstate Corp.               8,600            513,850
-----------------------------------------------------
American International
  Group, Inc.               12,400            720,440
-----------------------------------------------------
Hartford Financial Services
  Group, Inc. (1)            6,100            456,158
-----------------------------------------------------
WellPoint, Inc.*             9,000            626,760
-----------------------------------------------------
                                            2,680,760
-----------------------------------------------------
INTERNET SOFTWARE &
   SERVICES - 0.74%

IAC/InterActiveCorp (1)*    21,600            519,480
-----------------------------------------------------
MACHINERY - 1.19%

Illinois Tool Works, Inc.   10,500            836,640
-----------------------------------------------------
MEDIA - 3.59%

Clear Channel
  Communications, Inc.      14,300            442,299
-----------------------------------------------------
Dex Media, Inc.             10,200            248,982
-----------------------------------------------------
DIRECTV Group, Inc.*        10,800            167,400
-----------------------------------------------------
Omnicom Group, Inc. (1)      7,800            622,908
-----------------------------------------------------
Time Warner, Inc.*          41,200            688,452
-----------------------------------------------------
Univision Communications,
   Inc., Class A (1)*       12,600            347,130
-----------------------------------------------------
                                            2,517,171
-----------------------------------------------------
MULTI-LINE RETAIL - 1.88%

Costco Wholesale Corp.      19,600            878,472
-----------------------------------------------------
Kohl's Corp.*                7,900            441,689
-----------------------------------------------------
                                            1,320,161
-----------------------------------------------------
OIL & GAS - 1.92%

Exxon Mobil Corp.           12,700            729,869
-----------------------------------------------------
Marathon Oil Corp.          11,500            613,755
-----------------------------------------------------
                                            1,343,624
-----------------------------------------------------
PHARMACEUTICALS - 7.30%

Allergan, Inc. (1)          11,000            937,640
-----------------------------------------------------
Bristol-Myers Squibb Co.    14,100            352,218
-----------------------------------------------------
Cephalon, Inc. (1)*          7,000            278,670
-----------------------------------------------------
Johnson & Johnson           22,000          1,430,000
-----------------------------------------------------
Medco Health Solutions,
  Inc. (1)*                 10,800            576,288
-----------------------------------------------------
Mylan Laboratories,
  Inc. (1)                  33,200            638,768
-----------------------------------------------------
Wyeth                       20,400            907,800
-----------------------------------------------------
                                            5,121,384
-----------------------------------------------------
ROAD & RAIL - 0.79%
-----------------------------------------------------
Burlington Northern
  Santa Fe, Inc.            11,800         $  555,544
-----------------------------------------------------
SEMICONDUCTOR EQUIPMENT &
   PRODUCTS - 0.92%

Applied Materials, Inc.     23,000            372,140
-----------------------------------------------------
Xilinx, Inc. (1)            10,600            270,300
-----------------------------------------------------
                                              642,440
-----------------------------------------------------
SOFTWARE - 3.33%

Microsoft Corp.             54,500          1,353,780
-----------------------------------------------------
Oracle Corp.*               46,700            616,440
-----------------------------------------------------
VERITAS Software Corp.*     15,000            366,000
-----------------------------------------------------
                                            2,336,220
-----------------------------------------------------
SPECIALTY RETAIL - 0.44%

Office Depot, Inc.*         13,600            310,624
-----------------------------------------------------
WIRELESS TELECOMMUNICATION
   SERVICES - 2.09%

 Nextel Communications,
  Inc., Class A (1)*        45,400          1,466,874
-----------------------------------------------------
Total Common Stocks
  (cost - $38,738,836)                     41,781,612
-----------------------------------------------------

--------------------------------------------------------------------------------
10

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                        MATURITY      INTEREST
  (000)                                                          DATES         RATES       VALUE
---------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 3.72%
---------------------------------------------------------------------------------------------------
   $40  U.S. Treasury Bonds                                    05/15/17        8.750%      $57,433
---------------------------------------------------------------------------------------------------
   275  U.S. Treasury Bonds                                    08/15/23        6.250       342,708
---------------------------------------------------------------------------------------------------
    65  U.S. Treasury Bonds                                    05/15/30        6.250        84,665
---------------------------------------------------------------------------------------------------
   637  U.S. Treasury Inflation Index Notes (3)                01/15/14        2.000       656,164
---------------------------------------------------------------------------------------------------
   385  U.S. Treasury Notes                                    02/28/07        3.375       383,316
---------------------------------------------------------------------------------------------------
   615  U.S. Treasury Notes                                    03/31/07        3.750       615,937
---------------------------------------------------------------------------------------------------
   400  U.S. Treasury Notes                                    04/30/07        3.625       399,781
---------------------------------------------------------------------------------------------------
    70  U.S. Treasury Notes                                    01/15/10        3.625        69,669
---------------------------------------------------------------------------------------------------
Total U.S. Government Obligations (cost - $2,595,098)                                    2,609,673
---------------------------------------------------------------------------------------------------
MORTGAGE & AGENCY DEBT SECURITIES - 12.02%
---------------------------------------------------------------------------------------------------
   195  Federal Home Loan Mortgage Corporation Certificates    06/15/08        3.875       195,037
---------------------------------------------------------------------------------------------------
   595  Federal Home Loan Mortgage Corporation Certificates    03/15/11        5.625       642,423
---------------------------------------------------------------------------------------------------
   565  Federal Home Loan Mortgage Corporation Certificates    07/15/12        5.125       598,907
---------------------------------------------------------------------------------------------------
   810  Federal Home Loan Mortgage Corporation Certificates    01/30/14        5.000       812,177
---------------------------------------------------------------------------------------------------
    75  Federal National Mortgage Association Certificates     05/15/08        6.000       79,278
---------------------------------------------------------------------------------------------------
   300  Federal National Mortgage Association Certificates     12/01/17        5.500       308,156
---------------------------------------------------------------------------------------------------
   869  Federal National Mortgage Association Certificates     12/01/29        6.500       902,751
---------------------------------------------------------------------------------------------------
 1,223  Federal National Mortgage Association Certificates     10/01/33        5.500     1,241,985
---------------------------------------------------------------------------------------------------
   274  Federal National Mortgage Association Certificates     11/01/34        5.500       278,133
---------------------------------------------------------------------------------------------------
   299  Federal National Mortgage Association Certificates ARM 05/01/35        4.900       301,853
---------------------------------------------------------------------------------------------------
    39  FNMA REMIC, Series 2001-57, Class PC                   09/25/30        6.500        38,443
---------------------------------------------------------------------------------------------------
   252  FNMA REMIC, Series 2001-69, Class PN                   04/25/30        6.000       253,789
---------------------------------------------------------------------------------------------------
   267  FNMA REMIC, Series 2001-T4, Class A1                   07/25/41        7.500       286,885
---------------------------------------------------------------------------------------------------
   330  FNMA REMIC, Series 2002-T19, Class A1                  07/25/42        6.500       344,050
---------------------------------------------------------------------------------------------------
 1,194  Government National Mortgage Association Certificates  06/15/29        6.500     1,249,276
---------------------------------------------------------------------------------------------------
   653  Government National Mortgage Association Certificates  07/15/29        6.000       674,746
---------------------------------------------------------------------------------------------------
   186  Government National Mortgage Association Certificates  04/15/31        6.500       194,103
---------------------------------------------------------------------------------------------------
    30  GNMA REMIC, Series 2002-7 Class PE                     11/20/30        6.500        30,093
---------------------------------------------------------------------------------------------------
Total Mortgage & Agency Debt Securities (cost - $8,333,963)                              8,432,085
---------------------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.42%
---------------------------------------------------------------------------------------------------
   400  Asset Securitization Corp., Series 1995-MD4, Class A3  08/13/29        7.384       426,945
---------------------------------------------------------------------------------------------------
    60  First Union-Lehman Brothers Commercial Mortgage,
          Series 1997-C2, Class A3                             11/18/29        6.650        62,515
---------------------------------------------------------------------------------------------------
   353  Greenwich Capital Commercial Funding Corp.,
          Series 2002-C1, Class A1                             01/11/13        3.357       348,605
---------------------------------------------------------------------------------------------------
   326  Hilton Hotel Pool Trust, Series 2000-HLTA, Class A1**  10/03/15        7.055       350,906
---------------------------------------------------------------------------------------------------
   150  Mach One Trust Commercial Mortgage,
          Series 2004-1A, Class A1**                           05/28/40        3.890       147,844
---------------------------------------------------------------------------------------------------
   350  Nomura Asset Securities Corp., Series 1996-MD5,
          Class A4                                             04/13/39        7.984++     362,682
---------------------------------------------------------------------------------------------------
Total Commercial Mortgage-Backed Securities (cost - $1,705,495)                          1,699,497
---------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                                        MATURITY         INTEREST
    (000)                                                                          DATES            RATES           VALUE
--------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 1.73%
     $157    Conseco Finance Securitizations Corp.,
               Series 2000-1 Class A4                                            05/01/31           7.620%           $158,632
-------------------------------------------------------------------------------------------------------------------------------
      365    Conseco Finance Securitizations Corp.,
               Series 2000-5 Class A5                                            02/01/32           7.700             368,659
-------------------------------------------------------------------------------------------------------------------------------
       52    First Franklin Mortgage Loan Asset-Backed Certificates,
               Series 2004-FFB, Class A1                                         06/25/24           4.167#             51,724
-------------------------------------------------------------------------------------------------------------------------------
       91    Greenpoint Home Equity Loan Trust,
               Series 2004-3, Class A                                            03/15/35           3.450++            90,829
-------------------------------------------------------------------------------------------------------------------------------
      100    Paragon Mortgages PLC, Series 7A, Class B1A**                       05/15/43           4.018++           100,241
-------------------------------------------------------------------------------------------------------------------------------
      443    WFS Financial Owner Trust, Series 2002-2, Class A4                  02/20/10           4.500             444,152
-------------------------------------------------------------------------------------------------------------------------------
Total Asset-Backed Securities (cost - $1,212,278)                                                                   1,214,237
-------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS - 4.86%
-------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 0.14%
       45    Boeing Capital Corp.                                                09/27/10           7.375              51,475
-------------------------------------------------------------------------------------------------------------------------------
       30    Lockheed Martin Corp.                                               12/01/29           8.500              43,325
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       94,800
-------------------------------------------------------------------------------------------------------------------------------
AUTOMOBILE OEM - 0.52%
      115    DaimlerChrysler N.A. Holding Corp.                                  06/04/08           4.050             113,238
-------------------------------------------------------------------------------------------------------------------------------
       45    Ford Motor Co.                                                      07/16/31           7.450              37,567
-------------------------------------------------------------------------------------------------------------------------------
      115    Ford Motor Credit Co.                                               01/12/09           5.800             109,169
-------------------------------------------------------------------------------------------------------------------------------
      110    General Motors Acceptance Corp.                                     09/15/11           6.875             101,540
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      361,514
-------------------------------------------------------------------------------------------------------------------------------
BANKING-NON-U.S. - 0.27%
       25    Abbey National PLC                                                  10/26/29           7.950              33,996
-------------------------------------------------------------------------------------------------------------------------------
       90    HSBC Finance Corp.                                                  05/15/11           6.750              99,895
-------------------------------------------------------------------------------------------------------------------------------
       25    HSBC Holdings PLC                                                   12/12/12           5.250              26,018
-------------------------------------------------------------------------------------------------------------------------------
       25    Royal Bank of Scotland Group PLC, Series 1                          03/31/10           9.118              29,773
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      189,682
-------------------------------------------------------------------------------------------------------------------------------
BANKING-U.S. - 0.89%
      105    Bank of America Corp.                                               01/15/11           7.400             120,170
-------------------------------------------------------------------------------------------------------------------------------
       40    Bank One Corp.                                                      08/01/10           7.875              46,245
-------------------------------------------------------------------------------------------------------------------------------
       50    Citigroup, Inc.                                                     08/27/12           5.625              53,406
-------------------------------------------------------------------------------------------------------------------------------
      101    Citigroup, Inc.                                                     09/15/14           5.000             103,318
-------------------------------------------------------------------------------------------------------------------------------
       25    CS First Boston USA, Inc.                                           01/15/09           3.875              24,706
-------------------------------------------------------------------------------------------------------------------------------
       75    J.P. Morgan Chase & Co.                                             02/01/11           6.750              82,943
-------------------------------------------------------------------------------------------------------------------------------
       30    Wachovia Bank N.A.                                                  08/18/10           7.800              34,846
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
12

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                                        MATURITY         INTEREST
    (000)                                                                          DATES            RATES           VALUE
-----------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS - (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
BANKING-U.S. - (CONCLUDED)
     $115    Washington Mutual, Inc.                                             01/15/07           5.625%          $117,536
-----------------------------------------------------------------------------------------------------------------------------
       35    Wells Fargo & Co.                                                   08/01/11           6.375             38,700
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     621,870
-----------------------------------------------------------------------------------------------------------------------------
BROKERAGE - 0.33%
       90    Goldman Sachs Group, Inc.                                           01/15/11           6.875            100,353
-----------------------------------------------------------------------------------------------------------------------------
      120    Morgan Stanley                                                      04/15/11           6.750            132,868
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     233,221
-----------------------------------------------------------------------------------------------------------------------------
CABLE - 0.14%
       90    Comcast Cable Communications, Inc.                                  01/30/11           6.750             99,293
-----------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.19%
       70    Dow Chemical Co.                                                    02/01/11           6.125             76,000
-----------------------------------------------------------------------------------------------------------------------------
       60    ICI Wilmington, Inc.                                                12/01/08           4.375             59,544
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     135,544
-----------------------------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS-NONDURABLES - 0.07%
       45    Avon Products, Inc.                                                 11/15/09           7.150             50,196
-----------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 0.32%
       23    American Electric Power Co., Series A                               05/15/06           6.125             23,404
-----------------------------------------------------------------------------------------------------------------------------
       30    Dominion Resources, Inc., Series A                                  06/15/10           8.125             34,566
-----------------------------------------------------------------------------------------------------------------------------
       25    FirstEnergy Corp., Series B                                         11/15/11           6.450             27,316
-----------------------------------------------------------------------------------------------------------------------------
       55    FPL Group Capital, Inc.                                             09/15/06           7.625             57,250
-----------------------------------------------------------------------------------------------------------------------------
       20    Pacific Gas & Electric Co.                                          03/01/34           6.050             22,042
-----------------------------------------------------------------------------------------------------------------------------
       25    PSEG Power                                                          04/15/11           7.750             28,823
-----------------------------------------------------------------------------------------------------------------------------
       25    Xcel Energy, Inc.                                                   12/01/10           7.000             27,812
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     221,213
-----------------------------------------------------------------------------------------------------------------------------
ENERGY - 0.06%
       35    Devon Financing Corp., U.L.C.                                       09/30/11           6.875             39,164
-----------------------------------------------------------------------------------------------------------------------------
ENERGY-INTEGRATED - 0.12%
       25    Marathon Oil Corp.                                                  03/15/12           6.125             27,210
-----------------------------------------------------------------------------------------------------------------------------
       25    PPL Capital Funding                                                 03/01/09           4.330             24,807
-----------------------------------------------------------------------------------------------------------------------------
       30    TXU Energy Co.                                                      03/15/13           7.000             33,457
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      85,474
-----------------------------------------------------------------------------------------------------------------------------
ENERGY REFINING & MARKETING - 0.04%
       25    Valero Energy Corp.                                                 04/15/32           7.500             30,858
-----------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.11%
       40    Time Warner, Inc.                                                   04/15/31           7.625             49,955
-----------------------------------------------------------------------------------------------------------------------------
       25    Viacom, Inc.                                                        05/15/11           6.625             26,853
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      76,808
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                           13

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                                        MATURITY         INTEREST
    (000)                                                                          DATES            RATES           VALUE
----------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS - (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
FINANCE-NONCAPTIVE CONSUMER - 0.17%
      $25    American General Finance                                            10/01/12           5.375%          $25,807
----------------------------------------------------------------------------------------------------------------------------
       25    Capital One Financial                                               06/01/15           5.500            25,576
----------------------------------------------------------------------------------------------------------------------------
       25    Countrywide Home Loans                                              05/21/08           3.250            24,274
----------------------------------------------------------------------------------------------------------------------------
       45    SLM Corp.                                                           04/10/07           5.625            46,136
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    121,793
----------------------------------------------------------------------------------------------------------------------------
FINANCE-NONCAPTIVE DIVERSIFIED - 0.50%
      240    General Electric Capital Corp.                                      06/15/12           6.000           261,748
----------------------------------------------------------------------------------------------------------------------------
       35    General Electric Capital Corp.                                      03/15/32           6.750            43,190
----------------------------------------------------------------------------------------------------------------------------
       50    International Lease Finance Corp.                                   04/01/09           3.500            48,148
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    353,086
----------------------------------------------------------------------------------------------------------------------------
FOOD - 0.11%
       25    Conagra Foods, Inc.                                                 09/15/11           6.750            27,666
----------------------------------------------------------------------------------------------------------------------------
       50    Kraft Foods, Inc.                                                   11/01/11           5.625            53,041
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     80,707
----------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG RETAILING - 0.04%
       25    Safeway, Inc.                                                       02/01/31           7.250            28,949
----------------------------------------------------------------------------------------------------------------------------
FOOD PROCESSORS/BEVERAGE/BOTTLING - 0.07%
       50    Miller Brewing Co.**                                                08/15/13           5.500            51,816
----------------------------------------------------------------------------------------------------------------------------
HEALTHCARE - 0.04%
       25    McKesson Corp.                                                      02/01/12           7.750            29,052
----------------------------------------------------------------------------------------------------------------------------
INSURANCE-PERSONAL & CASUALTY - 0.04%
       25    Marsh & McLennan Cos., Inc.                                         03/15/12           6.250            26,387
----------------------------------------------------------------------------------------------------------------------------
MACHINERY-AGRICULTURE & CONSTRUCTION - 0.06%
       35    John Deere Capital Corp.                                            03/15/12           7.000            40,155
----------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.04%
       25    Alcoa, Inc.                                                         01/15/12           6.000            27,075
----------------------------------------------------------------------------------------------------------------------------
OIL & GAS - 0.05%
       30    Duke Energy Field Services                                          08/16/10           7.875            34,439
----------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS - 0.08%
       25    International Paper Co.                                             09/01/11           6.750            27,251
----------------------------------------------------------------------------------------------------------------------------
       25    Weyerhaeuser Co.                                                    03/15/32           7.375            29,479
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     56,730
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
14

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                                        MATURITY         INTEREST
    (000)                                                                          DATES            RATES           VALUE
------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS - (CONCLUDED)
------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.08%
      $25    Bristol-Myers Squibb Co.                                            10/01/11           5.750%            $26,747
------------------------------------------------------------------------------------------------------------------------------
       25    Wyeth                                                               03/15/13           5.500              26,311
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       53,058
------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS - 0.06%
       35    EOP Operating LP                                                    06/15/28           7.250              40,799
------------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL - 0.07%
       45    Union Pacific Corp.                                                 12/01/06           6.700              46,472
------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - SOFTWARE - 0.03%
       25    Computer Sciences Corp.                                             04/15/08           3.500              24,423
------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION SERVICES - 0.04%
       25    ERAC USA Finance Co. **                                             01/15/11           8.000              28,948
------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES - 0.18%
       25    AT&T Wireless Services, Inc.                                        03/01/31           8.750              35,041
------------------------------------------------------------------------------------------------------------------------------
       25    BellSouth Corp.                                                     06/15/34           6.550              28,465
------------------------------------------------------------------------------------------------------------------------------
       55    Verizon New York, Inc., Series A                                    04/01/12           6.875              60,785
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      124,291
------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost - $3,344,692)                                                                           3,407,817
------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GOVERNMENT OBLIGATIONS - 0.18%
------------------------------------------------------------------------------------------------------------------------------
       30    Pemex Project Funding Master Trust                                  11/15/11           8.000              34,080
------------------------------------------------------------------------------------------------------------------------------
       75    United Mexican States                                               12/30/19           8.125              92,062
------------------------------------------------------------------------------------------------------------------------------
Total International Government Obligations (cost - $113,912)                                                          126,142
------------------------------------------------------------------------------------------------------------------------------
 NUMBER OF
   SHARES
    (000)
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES - 7.03%
------------------------------------------------------------------------------------------------------------------------------
       82    UBS High Yield Relationship Fund (2)*                                                                  1,548,087
------------------------------------------------------------------------------------------------------------------------------
       88    UBS US Small Cap Equity Relationship Fund (2)*                                                         3,382,289
------------------------------------------------------------------------------------------------------------------------------
Total Investment Companies (cost - $4,378,918)                                                                      4,930,376
------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT
    (000)
------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 9.13%
    6,407    Repurchase Agreement dated 06/30/05 with State
               Street Bank & Trust Co., collateralized by
                 $681,420 U.S. Treasury Bonds, 6.250% due
                 05/15/30 and $5,584,687 U.S. Treasury Notes,
                 2.000% to 6.500% due 08/15/05 to 11/15/05;
                 (value - $6,535,163); proceeds $6,407,454
                 (cost - $6,407,000)                                             07/01/05           2.550           6,407,000
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            15

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                                        INTEREST
    (000)                                                                          RATES           VALUE
------------------------------------------------------------------------------------------------------------
INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED - 10.90%
------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS+ - 10.90%
    ++  0    AIM Liquid Assets Portfolio                                           3.221%              $387
------------------------------------------------------------------------------------------------------------
        3    AIM Prime Portfolio                                                   3.192              3,062
------------------------------------------------------------------------------------------------------------
    3,129    Barclays Prime Money Market Fund                                      3.138          3,129,426
------------------------------------------------------------------------------------------------------------
        3    Dreyfus Institutional Cash Advantage Fund                             3.072              2,528
------------------------------------------------------------------------------------------------------------
    4,508    UBS Private Money Market Fund LLC (2)                                 3.148          4,507,681
------------------------------------------------------------------------------------------------------------
Total Money Market Funds (cost - $7,643,084)                                                      7,643,084
------------------------------------------------------------------------------------------------------------
Total Investments (cost - $74,473,276) - 111.56%                                                 78,251,523
------------------------------------------------------------------------------------------------------------
Liabilities in excess of other assets - (11.56)%                                                 (8,106,028)
------------------------------------------------------------------------------------------------------------
Net Assets - 100.00%                                                                            $70,145,495
------------------------------------------------------------------------------------------------------------

*    Non-income producing security.

** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.97% of net assets as of June 30, 2005, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

+ Interest rates shown reflect yield at June 30, 2005. ++ Amount represents less than 500 shares.

++ Floating rate security. The interest rate shown is the current rate as of June 30, 2005.

# Denotes a step-up/step-down bond that is currently accruing at the noted rate.

(1)  Security, or portion thereof, was on loan at June 30, 2005.

(2)  Affiliated issuer. See table below for more information.


--------------------------------------------------------------------------------
16

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)

                                                                                                        UBS US SMALL
                                           UBS HIGH YIELD                   UBS PRIVATE                  CAP EQUITY
                                            RELATIONSHIP                   MONEY MARKET                 RELATIONSHIP
                                                FUND                         FUND LLC                       FUND
-----------------------------------------------------------------------------------------------------------------------
Value at 12/31/04                           $1,547,312                     $ 3,674,922                   $4,167,261
-----------------------------------------------------------------------------------------------------------------------

Purchases During
  the Six Months
  Ended 06/30/05                                    --                      31,239,088                           --
-----------------------------------------------------------------------------------------------------------------------

Sales During the
  Six Months
  Ended 06/30/05                                    --                      30,406,329                      700,000
-----------------------------------------------------------------------------------------------------------------------

Net Realized Gain
  for the Six Months
  Ended 06/30/05                                    --                              --                       75,736
-----------------------------------------------------------------------------------------------------------------------

Net Unrealized Gain
  (Loss) for the
  Six Months
  Ended 06/30/05                                   775                              --                     (160,708)
-----------------------------------------------------------------------------------------------------------------------

Value at 06/30/05                            1,548,087                       4,507,681                    3,382,289
-----------------------------------------------------------------------------------------------------------------------

Income Earned
  from Affiliate for
  the Six Months
  Ended 06/30/05                                    --                             262                           --
-----------------------------------------------------------------------------------------------------------------------

(3) Principal amount for accrual purposes is adjusted based on changes in the Consumer Price Index.

ARM Adjustable Rate Mortgage--The interest rate shown is the current rate as of June 30, 2005.

OEM   Original Equipment Manufacturer

REMIC Real Estate Mortgage Investment Conduit



ISSUER BREAKDOWN BY COUNTRY (UNAUDITED)           PERCENTAGE OF PORTFOLIO ASSETS
--------------------------------------------------------------------------------
United States                                                              99.2%
--------------------------------------------------------------------------------
Panama                                                                      0.5
--------------------------------------------------------------------------------
United Kingdom                                                              0.2
--------------------------------------------------------------------------------
Mexico                                                                      0.1
--------------------------------------------------------------------------------
Total                                                                     100.0%
--------------------------------------------------------------------------------


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES -- JUNE 30, 2005 (UNAUDITED)


ASSETS:
Investments in unaffiliated securities,
  at value (cost--$65,586,677)*                                     $68,813,466
--------------------------------------------------------------------------------
Investments in affiliated securities,
  at value (cost--$8,886,599)                                         9,438,057
--------------------------------------------------------------------------------
Cash                                                                        107
--------------------------------------------------------------------------------
Receivable for investments sold                                         285,240
--------------------------------------------------------------------------------
Receivable for dividends and interest                                   203,851
--------------------------------------------------------------------------------
Other assets                                                              2,142
--------------------------------------------------------------------------------
Total assets                                                         78,742,863
--------------------------------------------------------------------------------
LIABILITIES:
Payable for cash collateral from securities loaned                    7,643,084
--------------------------------------------------------------------------------
Payable for investments purchased                                       770,266
--------------------------------------------------------------------------------
Payable to affiliates                                                    91,516
--------------------------------------------------------------------------------
Accrued expenses and other liabilities                                   92,502
--------------------------------------------------------------------------------
Total liabilities                                                     8,597,368
--------------------------------------------------------------------------------
NET ASSETS:
Beneficial interest--$0.001 par value (unlimited
  amount authorized)                                                 97,859,872
--------------------------------------------------------------------------------
Accumulated undistributed net investment income                         509,695
--------------------------------------------------------------------------------
Accumulated net realized loss from investment and
  foreign currency transactions                                     (32,002,319)
--------------------------------------------------------------------------------
Net unrealized appreciation of investments                            3,778,247
--------------------------------------------------------------------------------
Net assets                                                          $70,145,495
--------------------------------------------------------------------------------
CLASS H:
Net assets                                                          $17,599,144
--------------------------------------------------------------------------------
Shares outstanding                                                    1,304,090
--------------------------------------------------------------------------------
Net asset value, offering price and redemption value per share           $13.50
--------------------------------------------------------------------------------
CLASS I:
Net assets                                                          $52,546,351
--------------------------------------------------------------------------------
Shares outstanding                                                    3,898,529
--------------------------------------------------------------------------------
Net asset value, offering price and redemption value per share           $13.48
--------------------------------------------------------------------------------

*Includes $8,586,805 of investments in securities on loan, at value.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
18

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

STATEMENT OF OPERATIONS

                                                                    For the Six
                                                                   Months Ended
                                                                   June 30, 2005
                                                                    (unaudited)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
--------------------------------------------------------------------------------
Interest                                                               $462,592
--------------------------------------------------------------------------------
Dividends                                                               406,737
--------------------------------------------------------------------------------
Securities lending income (includes $262 earned from
  an affiliated entity)                                                     854
--------------------------------------------------------------------------------
                                                                        870,183
--------------------------------------------------------------------------------
EXPENSES:
Investment advisory and administration fees                             178,728
--------------------------------------------------------------------------------
Distribution fees--Class I                                               66,843
--------------------------------------------------------------------------------
Professional fees                                                        42,188
--------------------------------------------------------------------------------
Reports and notices to shareholders                                      31,620
--------------------------------------------------------------------------------
Custody and accounting                                                   21,447
--------------------------------------------------------------------------------
Trustees' fees                                                            6,290
--------------------------------------------------------------------------------
Transfer agency fees-- Class H                                              750
--------------------------------------------------------------------------------
Transfer agency fees--Class I                                               750
--------------------------------------------------------------------------------
Other expenses                                                           11,632
--------------------------------------------------------------------------------
                                                                        360,248
--------------------------------------------------------------------------------
Net investment income                                                   509,935
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT ACTIVITIES:
Net realized gain from investment activities (includes
  $75,736 of realized gain from an affiliated entity)                   863,053
--------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of investments      (377,040)
--------------------------------------------------------------------------------
Net realized and unrealized gain from investment activities             486,013
--------------------------------------------------------------------------------
Net increase in net assets resulting from operations                   $995,948
--------------------------------------------------------------------------------

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                     For the Six     For the
                                                    Months Ended     Year Ended
                                                   June 30, 2005   December 31,
                                                     (unaudited)       2004
--------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                  $509,935        $925,372
--------------------------------------------------------------------------------
Net realized gains (losses) from:
Investments                                             863,053      (6,670,315)
--------------------------------------------------------------------------------
Foreign currency transactions                                --          10,909
--------------------------------------------------------------------------------
Net change in unrealized appreciation/
  depreciation of investments                          (377,040)     13,091,422
--------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations                                       995,948       7,357,388
--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income--Class H                         (285,578)       (188,572)
--------------------------------------------------------------------------------
Net investment income--Class I                         (700,149)       (414,153)
--------------------------------------------------------------------------------
                                                       (985,727)       (602,725)
--------------------------------------------------------------------------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares                  1,780,440       6,133,583
--------------------------------------------------------------------------------
Cost of shares repurchased                           (8,351,177)    (17,843,562)
--------------------------------------------------------------------------------
Proceeds from dividends reinvested                      985,727         602,725
--------------------------------------------------------------------------------
Net decrease in net assets from beneficial
  interest transactions                              (5,585,010)    (11,107,254)
--------------------------------------------------------------------------------
Net decrease in net assets                           (5,574,789)     (4,352,591)
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                  75,720,284      80,072,875
--------------------------------------------------------------------------------
End of period                                       $70,145,495     $75,720,284
--------------------------------------------------------------------------------
Accumulated undistributed net investment income        $509,695        $985,487
--------------------------------------------------------------------------------

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
20

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS Series Trust--U.S. Allocation Portfolio (the "Portfolio") is a diversified portfolio of UBS Series Trust (the "Trust"). The Trust is organized under Massachusetts law pursuant to an Amended and Restated Declaration of Trust dated February 11, 1998, as amended, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust operates as a series company currently offering one portfolio. Shares of the Portfolio are offered to insurance company separate accounts which fund certain variable annuity contracts.

Currently the Portfolio offers Class H and Class I shares. Each class represents interests in the same assets of the Portfolio, and the classes are identical except for the Class I distribution charge. Both classes have equal voting privileges except that Class I has exclusive voting rights with respect to its distribution plan. Class H has no distribution plan.

In the normal course of business the Portfolio may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires Trust management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION OF INVESTMENTS--The Portfolio calculates net asset values based on the current market value for its portfolio securities. The Portfolio normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (US) Inc. ("UBS Global AM"), the investment advisor and administrator of the Portfolio. UBS Global AM is an indirect wholly owned asset manage-

--------------------------------------------------------------------------------

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


ment subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees (the "Board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt-instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

REPURCHASE AGREEMENTS--The Portfolio may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Portfolio maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Portfolio and its counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Portfolio generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Portfolio may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Portfolio may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global AM.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Dividend income is recorded on the ex-dividend date ("ex-date"). Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

--------------------------------------------------------------------------------
22

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


DIVIDENDS AND DISTRIBUTIONS --Dividends and distributions to shareholders are recorded on the ex-date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic developments; including those particular to a specific industry, country or region.

INVESTMENT ADVISOR AND ADMINISTRATOR

The Board has approved an investment advisory and administration contract ("Advisory Contract"), under which UBS Global AM serves as investment advisor and administrator of the Portfolio. In accordance with the Advisory Contract, the Portfolio pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.50% of the Portfolio's average daily net assets. At June 30, 2005, the Portfolio owed UBS Global AM $29,186 for investment advisory and administration fees. For the six months ended June 30, 2005, the Portfolio paid $2,294 in brokerage commissions to UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG for transactions executed on behalf of the Portfolio.

ADDITIONAL INFORMATION REGARDING COMPENSATION TO AFFILIATE OF A BOARD MEMBER

Effective March 1, 2005, Professor Meyer Feldberg accepted the position of senior advisor to Morgan Stanley, resulting in him becoming an interested trustee of the Portfolio. The Portfolio has been informed that Professor Feldberg's role at Morgan Stanley does not involve matters directly affecting any UBS funds. UBS Global AM executes Portfolio investment transactions through Morgan Stanley based on the firm's ability to provide best execution of the transactions. During the six months ended June 30, 2005 the Portfolio paid brokerage commissions to Morgan Stanley in the amount of $2,312. During the six months ended June 30, 2005, the Portfolio purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having an aggregate value of $5,970,446. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a "mark-up" or "mark-down" of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by UBS Global AM, UBS Global AM

--------------------------------------------------------------------------------

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


believes that under normal circumstances it represents a small portion of the total value of the transactions.

DISTRIBUTION PLAN

Class I shares are offered to insurance company separate accounts where the related insurance companies receive payments for their services in connection with the distribution of the Portfolio's Class I shares. Under the plan of distribution, the Portfolio pays UBS Global AM a monthly distribution fee at the annual rate of 0.25% of the average daily net assets of Class I shares. UBS Global AM pays the entire distribution fee to the insurance companies. At June 30, 2005, the Portfolio owed UBS Global AM $62,118 for distribution fees.

SECURITIES LENDING

The Portfolio may lend securities up to 331/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, U.S. government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Portfolio will regain ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, U.S. government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc. and other affiliated broker-dealers have been approved as borrowers under the Portfolio's securities lending program. UBS Securities LLC is the Portfolio's lending agent. For the six months ended June 30, 2005, UBS Securities LLC earned $416 in compensation as the Portfolio's lending agent. At June 30, 2005, the Portfolio owed UBS Securities LLC $212 for compensation as the Portfolio's lending agent.

At June 30, 2005 the Portfolio had securities on loan having a market value of $8,586,805. The Portfolio's custodian held cash equivalents as collateral for securities loaned of $7,643,084. In addition, the Portfolio's custodian held U.S. government and agency securities having an aggregate value of $1,272,083 as collateral for portfolio securities loaned as follows:

PRINCIPAL
 AMOUNT                                        MATURITY   INTEREST
 (000)                                           DATES      RATES       VALUE
--------------------------------------------------------------------------------
$1,249 Federal Home Loan Mortgage Corporation  05/05/08     4.300%    $1,260,914
--------------------------------------------------------------------------------
     5 U.S. Treasury Bond                      02/15/26     6.000          6,236
--------------------------------------------------------------------------------
     5 U.S. Treasury Note                      02/15/09     3.000          4,933
--------------------------------------------------------------------------------
                                                                      $1,272,083
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
24

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


BANK LINE OF CREDIT

The Portfolio participates with other funds managed, advised or sub-advised by UBS Global AM in a $100 million committed credit facility with State Street Bank and Trust Company ("Committed Credit Facility"), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Portfolio at the request of shareholders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, the Portfolio has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility. Interest is charged to the Portfolio at the overnight federal funds rate in effect at the time of borrowings, plus 0.50%. The Portfolio did not borrow under the Committed Credit Facility during the six months ended June 30, 2005.

PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2005, aggregate purchases and sales of portfolio securities, excluding short-term securities and U.S. government and agency securities, were $8,465,578 and $15,587,899 respectively. For the six months ended June 30, 2005, aggregate purchases and sales of U.S. government and agency securities, excluding short-term securities were $15,767,211 and $17,277,597, respectively.

FEDERAL TAX STATUS

The Portfolio intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Portfolio intends not to be subject to a federal excise tax.
The tax character of distributions paid by the Portfolio during the fiscal year ended December 31, 2004 was as follows:

DISTRIBUTION PAID FROM:
--------------------------------------------------------------------------------
Ordinary income                                                        $602,725
--------------------------------------------------------------------------------

The tax character of distributions paid and the components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined after the Portfolio's fiscal year ending December 31, 2005.

At December 31, 2004, the Portfolio had a net capital loss carryforward of $31,738,408. This loss carryforward is available as a reduction, to the extent provided in the regulations, of any future net realized capital gains and will expire as follows: $863,515 will expire December 31, 2009, $13,198,818 will expire December 31, 2010, $7,434,714 will expire December 31, 2011 and; $10,241,361 will expire December 31, 2012. To the extent that such losses are

--------------------------------------------------------------------------------
                                                                              25

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

used to offset future net realized capital gains, it is probable these gains will not be distributed. Also, in accordance with U.S. Treasury regulations, the Portfolio has elected to defer realized capital losses of $119,547 arising after October 31, 2004. Such losses are treated for tax purposes as arising on January 1, 2005.

For federal income tax purposes, which was substantially the same for book purposes, the tax cost of investments and the component of net unrealized appreciation of investments at June 30, 2005 were as follows:

-------------------------------------------------------------------------------------------------------------------------------
Tax cost of investments                                                                                            $74,473,276
-------------------------------------------------------------------------------------------------------------------------------
Gross appreciation (investments having an excess of value over cost)                                                 5,687,772
-------------------------------------------------------------------------------------------------------------------------------
Gross depreciation (investments having an excess of cost over value)                                                (1,909,525)
-------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                                          $3,778,247
-------------------------------------------------------------------------------------------------------------------------------

SHARES OF BENEFICIAL INTEREST

There is an unlimited number of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

SIX MONTHS ENDED                                  CLASS H                                             CLASS  I
                                          -------------------------------------------------------------------------------------
JUNE 30, 2005:                             SHARES                AMOUNT                        SHARES                AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
Shares sold                                  4,171                 $55,462                     129,530              $1,724,978
-------------------------------------------------------------------------------------------------------------------------------
Shares repurchased                        (136,138)             (1,807,159)                   (491,711)             (6,544,018)
-------------------------------------------------------------------------------------------------------------------------------
Dividends reinvested                        21,767                 285,578                      53,406                 700,149
-------------------------------------------------------------------------------------------------------------------------------
Net decrease                              (110,200)            $(1,466,119)                   (308,775)            $(4,118,891)
-------------------------------------------------------------------------------------------------------------------------------

YEAR ENDED
DECEMBER 31, 2004:
-------------------------------------------------------------------------------------------------------------------------------
Shares sold                                 21,605                $271,566                     466,663              $5,862,017
-------------------------------------------------------------------------------------------------------------------------------
Shares repurchased                        (323,622)             (4,011,232)                 (1,105,483)            (13,832,330)
-------------------------------------------------------------------------------------------------------------------------------
Dividends reinvested                        15,013                 188,572                      33,000                 414,153
-------------------------------------------------------------------------------------------------------------------------------
Net decrease                              (287,004)            $(3,551,094)                   (605,820)            $(7,556,160)
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
26

                     [This page intentionally left blank.]



--------------------------------------------------------------------------------
                                                                              27

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS


Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                             Class H
                                     -----------------------------------------------------------------------------------------------

                                          For the
                                     Six Months Ended
                                         June 30,                      For the Years Ended December 31,
                                           2005        -----------------------------------------------------------------------------
                                        (unaudited)         2004            2003            2002            2001           2000
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                      $13.50          $12.31           $9.77          $12.73          $15.83         $16.49
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                        0.13            0.17@           0.11@           0.10@           0.08           0.40@
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
  gains (losses) from
  investment activities                      0.08            1.14            2.55           (2.97)          (2.02)         (0.71)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from
  operations                                 0.21            1.31       2.66(2.87)          (1.94)          (0.31)          0.19
------------------------------------------------------------------------------------------------------------------------------------
Dividends from net
  investment income                         (0.21)          (0.12)          (0.12)          (0.09)          (0.33)         (0.01)
------------------------------------------------------------------------------------------------------------------------------------
Distributions from net
  realized gains from
  investment activities                        --              --              --               --          (0.83)         (0.34)
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and
  distributions to
  shareholders                              (0.21)          (0.12)          (0.12)          (0.09)          (1.16)         (0.35)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  END OF PERIOD                            $13.50          $13.50          $12.31           $9.77          $12.73         $15.83
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)                   1.60%          10.68%          27.62%         (22.68)%        (12.39)%        (1.93)%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets,
  end of period (000's)                   $17,599         $19,088         $20,949         $19,743         $32,607        $41,212
------------------------------------------------------------------------------------------------------------------------------------
Expenses to average
  net assets, net of fee
  waivers by advisor                         0.82%*          0.80%          0.77%           0.66%           0.67%           0.72%(2)
------------------------------------------------------------------------------------------------------------------------------------
Net investment income
  to average net assets, net
  of fee waivers by advisor                  1.61%*          1.39%          1.03%           0.91%           0.67%           2.50%(2)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                             35%            136%              5%              5%             10%           166%
------------------------------------------------------------------------------------------------------------------------------------

*   Annualized.

@   Calculated using average month-end
    shares outstanding for the year.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include additional contract level charges; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized.

(2) During the year ended December 31, 2000, UBS Global AM waived a portion of its advisory and administration fees. The ratios excluding the waiver for Class H and Class I were 0.73% and 0.98%, respectively, for expenses to average net assets and 2.49% and 2.23%, respectively, for net investment income to average net assets.

--------------------------------------------------------------------------------
28

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

                                                                            Class I
                                ----------------------------------------------------------------------------------------------------

                                     For the
                                Six Months Ended
                                    June 30,                              For the Years Ended December 31,
                                      2005        ----------------------------------------------------------------------------------
                                   (unaudited)          2004            2003             2002             2001            2000
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $13.46           $12.28           $9.73           $12.69           $15.78          $16.48
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                   0.10             0.14@           0.08@            0.07@            0.04            0.36@
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
  gains (losses) from
  investment activities                 0.09             1.13            2.56            (2.97)           (2.00)          (0.71)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from
  operations                            1.27             2.64           (2.90)           (1.96)           (0.35)
------------------------------------------------------------------------------------------------------------------------------------
Dividends from net
  investment income                    (0.17)           (0.09)          (0.09)           (0.06)           (0.30)          (0.01)
------------------------------------------------------------------------------------------------------------------------------------
Distributions from net
  realized gains from
  investment activities                   --               --              --               --            (0.83)          (0.34)
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and
  distributions to
  shareholders                         (0.17)           (0.09)          (0.09)           (0.06)           (1.13)          (0.35)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  END OF PERIOD                       $13.48           $13.46          $12.28            $9.73           $12.69          $15.78
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)              1.48%           10.38%          27.37%          (22.95)%         (12.55)%         (2.18)%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets,
  end of period (000's)              $52,546          $56,632         $59,124          $50,270          $85,825         $84,787
------------------------------------------------------------------------------------------------------------------------------------
Expenses to average
  net assets, net of fee
  waivers by advisor                    1.07%*           1.05%           1.02%           0.91%            0.92%            0.94%(2)
------------------------------------------------------------------------------------------------------------------------------------
Net investment income
  to average net assets, net
  of fee waivers by advisor             1.36%*           1.15%           0.78%           0.66%            0.42%            2.27%(2)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                        35%             136%              5%               5%              10%            166%
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

GENERAL INFORMATION (UNAUDITED)


PROXY VOTING POLICIES, PROCEDURES AND RECORD

You may obtain a description of the Portfolio's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Portfolio voted any proxies related to portfolio securities during the 12-month period ended June 30, 2005, without charge, upon request by contacting the Portfolio directly at 1-800-647 1568, online on the Portfolio's Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC's Web site (http://www.sec.gov).

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE

The Portfolio will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Portfolio's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. Additionally, you may obtain copies of Forms N-Q from the Portfolio upon request by calling 1-800-647 1568.

--------------------------------------------------------------------------------
30

      (This page has been left blank intentionally.)

      (This page has been left blank intentionally.)

TRUSTEES

Richard Q. Armstrong                    Richard R. Burt
CHAIRMAN                                Meyer Feldberg
                                        William D. White
Margo N. Alexander
David J. Beaubien


PRINCIPAL OFFICERS

W. Douglas Beck                         Thomas Disbrow
PRESIDENT                               VICE PRESIDENT AND TREASURER

Mark F. Kemper
VICE PRESIDENT AND SECRETARY


INVESTMENT ADVISOR, ADMINISTRATOR
AND PRINCIPAL UNDERWRITER

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114





THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE PORTFOLIO WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.


THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE PORTFOLIO UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.


(C) 2005 UBS GLOBAL ASSET MANAGEMENT (US) INC. ALL RIGHTS RESERVED.

[UBS LOGO]                                            --------------------
                                                       Presorted Standard
UBS GLOBAL ASSET MANAGEMENT (US) INC.                      US Postage
51 West 52nd Street                                           PAID
New York, New York 10019-6114                            Smithtown, NY
                                                           Permit 700
                                                      --------------------

ITEM 2.  CODE OF ETHICS.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management (US) Inc., 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope "Nominating and Corporate Governance Committee." The shareholder's letter should state the nominee's name and should include the nominee's resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

ITEM 11.  CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

    (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

    (a) (1) Code of Ethics - Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

    (a) (2) Certifications   of   principal   executive  officer  and  principal
        financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

    (a) (3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons - not applicable to the registrant.

    (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Series Trust

By:      /s/ W. Douglas Beck
         --------------------
         W. Douglas Beck
         President

Date:    September 7, 2005
         --------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ W. Douglas Beck
         --------------------
         W. Douglas Beck
         President

Date:    September 7, 2005
         --------------------

By:      /s/ Thomas Disbrow
         --------------------
         Thomas Disbrow
         Vice President and Treasurer

Date:    September 7, 2005
         --------------------